Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables
Trade and other payables

22.        Trade and other payables

Trade and other payables comprise trade payables of €17,085 (2020: €7,986). Other payables mainly comprise payroll and employee related liabilities for withholding taxes and social security contributions of €1,294 (2020: €2,144) and payables due to employees for unused holidays and other accruals. Other payables are normally settled within 30 days.